NOTES PAYABLE (Details) - Schedule of Amortization of Debt Discount - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2018	Nov. 30, 2017	May 31, 2018	May 31, 2017
Schedule of Amortization of Debt Discount [Abstract]
Discounts on notes payable amortized to interest expense	$ 1,598,501	$ 530,796	$ 2,144,333	$ 572,856	$ 2,534,104	$ 2,274,519